Capital and reserves - Earnings (Loss) per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital and reserves
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings per share	$ 479.2	$ 2,147.7	$ (2,695.6)
Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	120,423,333	120,286,627	120,149,921
Effect of share options	30,338	70,688	63,110
Weighted average number of ordinary shares used to calculate basic earnings per share	120,453,671	120,357,315	120,213,031
Effect of share options	62,183	135,110
Weighted average number of ordinary shares used to calculate diluted earnings per share	120,515,854	120,492,425	120,213,031